Trade and Other Receivables	9 Months Ended
Jun. 30, 2025
Trade and Other Receivables
Trade and Other Receivables
4.	Trade and Other Receivables
	June 30, 2025	September 30, 2024
Trade receivables, gross	17,286	10,577
Expected credit losses	(58)	(64)
Net trade receivables	17,228	10,513
Other receivables	1,874	779
Trade and other receivables	19,102	11,292

As of June 30, 2025, 1.74% of the Company’s accounts receivable is over 90 days past due (September 30, 2024 – 0.77%)

	Current	31-60	61-90	>90 days	total
%	84.82%	12.23%	1.21%	1.74%	100%
Gross Trade receivable	$14,662	$2,114	$209	$301	$17,286

Expected loss rate	0.05%	0.24%	0.42%	14.73%	0.09%
Expected loss provision	$7	$5	$1	$44	$57

As at September 30, 2024, 0.77% of the Company’s accounts receivable is over 90 days past due.

	Current	31-60	61-90	>90 days	total
%	78.52%	20.61%	0.10%	0.77%	100%
Gross Trade receivable	8,305	2,180	11	81	10,577

Expected loss rate	0.05%	0.24%	0.42%	66.67%	0.60%
Expected loss provision	4	5	-	55	64

The movement in the allowance for credit losses can be reconciled as follows:

	June 30, 2025	September 30, 2024
Beginning balance	64	257
Write off	-	(244)
Allowance provided/(recovery)	(7)	51
Ending balance	57	64